PROPERTY, PLANT AND EQUIPMENT - Prices and Generation (Details) USDperMWh in Millions, EURperMWh in Millions, COPperMWh in Millions, BRLperMWh in Millions, $ in Millions	4 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) USDperMWh BRLperMWh EURperMWh COPperMWh	Dec. 31, 2018 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $	$ 42	$ 2,413	$ 5,722
Brookfield Renewable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $		$ 210	$ 150
North America | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | USDperMWh		88
Estimates of future electricity prices | USDperMWh		64
North America | 1 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted		61.00%
North America | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | USDperMWh		80
Estimates of future electricity prices | USDperMWh		116
North America | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted		31.00%
Colombia | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | COPperMWh		217
Estimates of future electricity prices | COPperMWh		257
Colombia | 1 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted		25.00%
Colombia | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | COPperMWh		272
Estimates of future electricity prices | COPperMWh		358
Colombia | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted		0.00%
Brazil | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | BRLperMWh		295
Estimates of future electricity prices | BRLperMWh		273
Brazil | 1 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted		68.00%
Brazil | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | BRLperMWh		407
Estimates of future electricity prices | BRLperMWh		411
Brazil | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted		33.00%
Europe | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | EURperMWh		147
Estimates of future electricity prices | EURperMWh		75
Europe | 1 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted		91.00%
Europe | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | EURperMWh		226
Estimates of future electricity prices | EURperMWh		84
Europe | 11 - 20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted		44.00%